LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Long Term Debt Tables [Abstract]
LONG-TERM DEBT

	2011
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	115,588	1,467,999	-	1,583,587
Variable Rate	56,438	298,876	23,009	378,323
Subordinated Debt:
Fixed Rate	13,823	470,694	-	484,517
Variable Rate	5,265	141,774	-	147,039
Other
Fixed Rate	51,611	49,389	39,318	140,318
Variable Rate	29,608	172,500	1,479	203,587
Total	272,333	2,601,232	63,806	2,937,371

	2012
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in thousands)
By remaining maturity
Senior Debt:
Fixed Rate	81,155	1,113,441	75,339	1,269,935
Variable Rate	43,611	279,626	-	323,237
Subordinated Debt:
Fixed Rate	639	25,938	-	26,577
Variable Rate	27,382	40,994	-	68,376
Other
Fixed Rate	23,817	99,987	20,964	144,768
Variable Rate	11,067	221,123	51,407	283,597
Total	187,671	1,781,109	147,710	2,116,490

Long Term Debt Long Term Senior Debt Tables [Text Block]

2011
(EUR in thousands)
Fixed, with a weighted average rate of 3.75%, maturing up until 2016 and denominated in EUR	1,139,485
Fixed, with a weighted average rate of 5.62%, maturing up until 2016 and denominated in USD	444,102
Total	1,583,587
Variable, with a weighted average rate of 2.42%, maturing up until 2016 and denominated in EUR	335,944
Variable, with a weighted average rate of 2.06%, maturing up until 2012 and denominated in USD	19,134
Variable, with a weighted average rate of 5.00%, maturing up until 2018 and denominated in BGN	23,245
Total	378,323

2012
(EUR in thousands)
Fixed, with a weighted average rate of 3.75%, maturing up until 2024 and denominated in EUR	660,066
Fixed, with a weighted average rate of 5.44%, maturing up until 2017 and denominated in USD	586,762
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	23,107
Total	1,269,935
Variable, with a weighted average rate of 1.62%, maturing up until 2016 and denominated in EUR	323,237
Total	323,237

The financial conditions of the major long-term senior fixed rate debt as of December 31, 2012, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Corporate bonds
Finansbank (via a VIE)	Fixed Rate Notes	March 24, 2006	March 2013	USD	110.0	39.0	Fixed interest rate of 6.5%	Semi-annually
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	846.2(1)	-	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500.0	133.3	Fixed interest rate of 5.5%	Semi-annually
Finansbank	Eurobond Fixed Rate Notes	November 1, 2012	November 2017	USD	350.0	13.8	Fixed interest rate of 5.15%	Semi-annually
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	60.0(2)	-	Fixed interest rate of 2.535%	Quarterly
(1)	Includes fixed rate covered bonds issued by the Bank, which are described in Note 13 and has been designated as financial liability at fair value through profit or loss. On August 1, 2012, the Bank proceeded with cancellation of the repurchase of covered bonds of EUR 653.8 million. During 2012, net gains of NIL (2011: net gains of EUR 103.3 million) resulting from changes in the fair value of these notes were recorded in Net trading loss. Fair value gains of EUR 3.0 million were attributable to changes in instrument specific credit risk (2011: EUR 190.3 million), measured based on changes in the Bank’s own credit spread. Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2012 were EUR 600.1 million and EUR 849.2 million respectively (2011: EUR 1,059.3 million and EUR 1,497.8 million, respectively).
(2)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Long-term senior fixed rate debt redeemed in 2012 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million
Fixed rate loans
NBG Finance Plc	Fixed Rate Notes, guaranteed by the Bank	September 21, 2010	February 22, 2012	EUR(1)	80.0
Finansbank	Fixed Rate Bonds	November 2, 2011	April 27, 2012	TL	150.0
Finansbank	Fixed Rate Bonds	November 30, 2011	May 25, 2012	TL	200.0
Finansbank	Fixed Rate Bonds	May 11, 2012	November 5, 2012	TL	400.0
Finansbank	Fixed Rate Bonds	June 11, 2012	December 4, 2012	TL	700.0
(1)	The proceeds of the Notes issued by NBG Finance Plc were ultimately lent to the Bank.

The financial conditions of the major long-term senior variable rate debt as of December 31, 2012, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Interest rate	Interest payment
Variable rate notes
NBG	Variable Rate Notes	September 1, 2009	September 2016	EUR	250.0(1)	Three-month Euribor plus 0.576%	Quarterly
Finansbank	Floating Rate Notes Series 2012-C	December 20, 2012	November 2024	EUR	50.0	EURIBOR plus 3.6%.	Quarterly
Finansbank	Floating Rate Notes - Series 2012-B	December 20, 2012	November 2017	USD	75.0	LIBOR plus 3.4%	Quarterly
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Long-term senior variable rate debt repurchased in 2012, are as follows:

Issuer	Type	Issue date	Repurchased date	Currency	Nominal amount in million
Corporate bonds
Finansbank (via a VIE)	Series 2005-A Floating Rate Notes ( secured on Finansbank’s Diversified Payment Rights)	March 15, 2005	February 15, 2012	USD	500.0(1)
Financings under the Hellenic Republic Bank Support Plan
NBG	Floating Rate Notes-Pillar II	February 24, 2012	May 24, 2012	EUR	3,000.0(2)
(1)	The outstanding amount of Series 2005-A as of December 31, 2011 was USD 31.3 million.
(2)	These Notes were held by the Bank and therefore, were not presented as liabilities on the Group’s Balance Sheet (see Note 17).

Long Term Debt Long Term Subordinated Debt Tables [Text Block]

(b) Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2011
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	443,292
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	41,225
Total	484,517
Variable, with a weighted average rate of 3.33%, redeemable on or after July 2013 and denominated in EUR	50,756
Variable, with a weighted average rate of 2.60%, redeemable on or after Nov. 2014 and denominated in EUR	27,070
Variable, with a weighted average rate of 5.91%, redeemable on or after Feb. 2015 and denominated in EUR	31,548
Variable, with a weighted average rate of 2.30%, redeemable on or after Nov. 2014 and denominated in USD	37,665
Total	147,039

2012
(EUR in thousands)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	18,974
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	7,603
Total	26,577
Variable, with a weighted average rate of 1.98%, redeemable on or after July 2013 and denominated in EUR	25,746
Variable, with a weighted average rate of 1.91%, redeemable on or after Nov. 2014 and denominated in EUR	14,390
Variable, with a weighted average rate of 4.59%, redeemable on or after Feb. 2015 and denominated in EUR	15,953
Variable, with a weighted average rate of 1.89%, redeemable on or after Nov. 2014 and denominated in USD	12,287
Total	68,376

The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2012, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Floating Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375.0	-	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	Annually up to November 8, 2016
NBG Finance Plc	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	450.0	431.6	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Floating Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350.0	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350.0	-	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180.0	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230.0	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
Within 2011, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 19.0 million of series A, B and D, GBP 11.1 million of series E and USD 1.9 million of series C. On January 3, 2012, the Bank announced a voluntary tender offer (the “Offer”) for the acquisition of any and all of the five series of the preferred securities issued by the Bank’s subsidiary, NBG Funding Ltd. Based upon the aggregate nominal amounts of the securities validly tendered for purchase pursuant to the Offer, the Bank accepted for purchase securities in EUR with nominal value of EUR 117.3 million, securities in USD with nominal value of USD 47.5 million and securities in GBP with nominal value of GBP 39.2 million. The settlement date for the purchase by the Bank of the above securities was the January 19, 2012 and the purchase was funded by existing liquidity reserves of the Bank.
Subsequent to the Offer, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 3.7 million of series A, B and D, GBP 7.9 million of series E and USD 0.1 million of series C